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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON APRIL 24, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JANUARY 14, 2004.

          Report for the Calendar Year or Quarter Ended March 31, 2003

                Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one.) :
                              [ ] is a restatement.
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109 Greenwich, Ct 06830

Form 13F File Number:  28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman         Greenwich, CT                 1/23/2004
         (Name)                (City, State)                   (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8 Items

Form 13F Information Table Value Total: $202,396 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                         MARKET
                                                          VALUE                         INVESTMENT       OTHER      VOTING
ISSUER                         CLASS         CUSIP      (x$1000)      SHRS   SH/PRN     DISCRETION     MANAGERS    AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
AUTONATION INC DEL          COMMON STOCK   05329W102      52168     4091600    SH          SOLE          NONE       4091600
CDW COMPUTER CENTERS INC    COMMON STOCK   125129106      24496      600400    SH          SOLE          NONE        600400
CARNIVAL CORP-CL A          COMMON STOCK   143658102      40929     1697600    SH          SOLE          NONE       1697600
COMCAST CORPORATION         COMMON STOCK   20030N200      17781      646800    SH          SOLE          NONE        646800
IRON MOUNTAIN INC PA NEW    COMMON STOCK   462846106       5531      144600    SH          SOLE          NONE        144600
KINDER MORGAN INC           COMMON STOCK   49455P101      18347      407700    SH          SOLE          NONE        407700
LABORATORY CORP AMER HLDGS  COMMON STOCK   50540R409      33341     1124500    SH          SOLE          NONE       1124500
PAYLESS SHOESOURCE INC      COMMON STOCK   704379106       9803      626400    SH          SOLE          NONE        626400